Income Tax (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Net loss before taxes	$ (11,992,508)	$ (36,350,790)	$ (19,588,762)
Statutory rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (3,237,977)	$ (9,814,710)	$ (5,288,966)
Foreign tax rate differences	(139,857)	219,740	(36,227)
Permanent differences and other	340,070	115,020	194,935
Write-off and impairments	302,806	3,017,450	0
Abandoned assets	0	52,490	0
Change in deferred tax assets not recognized	2,901,624	6,410,010	5,130,258
Income tax provision	$ 166,666	$ 0	$ 0